SCHEDULE 1 STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income (loss) attributable to Actions Semiconductor Co., Ltd. shareholders	$ (28,435)	$ (30,361)	$ 124
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization of acquired intangible assets	4,526	4,991	3,480
Share-based compensation	380	45	492
Share of net loss (income) of an equity method investee	317	(566)	264
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(3,080)	(750)	922
Accrued expenses and other current liabilities	(480)	(415)	(4,210)
Net cash used in operating activities	$ (22,577)	(19,140)	(7,560)
Investing activities:
Investment in an equity method investee		(9,016)	(3,712)
Purchase of intangible assets	$ (3,589)	(8,044)	(4,134)
Net cash (used in) provided by investing activities	(21,932)	61,721	(26,178)
Financing activities:
Repurchase of ordinary shares	(34,020)	(28,902)	(4,853)
Proceeds from exercise of share-based awards	763	2,542	3,041
Raise of short-term bank loans	61,000	31,500	15,000
Net cash provided by (used in) financing activities	3,804	(16,628)	13,902
(Decrease) increase in cash and cash equivalents	(40,705)	25,953	(19,836)
Cash and cash equivalents at the beginning of the year	78,177	53,263	71,336
Cash and cash equivalents at the end of the year	36,262	78,177	53,263
Parent Company [Member]
Operating activities:
Net income (loss) attributable to Actions Semiconductor Co., Ltd. shareholders	(28,435)	(30,361)	124
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization of acquired intangible assets	1,265	1,021	33
Share-based compensation	16	45	492
Share of net (income) loss of subsidiaries	23,735	38,266	(848)
Share of net loss (income) of an equity method investee	395	(16)	202
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	117	(84)	137
Accrued expenses and other current liabilities	(123)	(325)	(1,148)
Amounts due to subsidiaries	(5,254)	5,937	7,418
Net cash used in operating activities	$ (8,284)	14,483	$ 6,410
Investing activities:
Dividend received from a subsidiary		22,060
Investment in an equity method investee		(9,016)	$ (3,712)
(Increase) decrease in amounts due from subsidiaries	$ (256)	7,575	(799)
Purchase of intangible assets		(5,061)	(654)
Net cash (used in) provided by investing activities	$ (256)	15,558	(5,165)
Financing activities:
Repurchase of ordinary shares	(34,020)	(28,902)	(4,853)
Proceeds from exercise of share-based awards	763	2,542	$ 3,041
Raise of short-term bank loans	28,000	10,000
Net cash provided by (used in) financing activities	(5,257)	(16,360)	$ (1,812)
(Decrease) increase in cash and cash equivalents	(13,797)	13,681	(567)
Cash and cash equivalents at the beginning of the year	14,369	688	1,255
Cash and cash equivalents at the end of the year	$ 572	$ 14,369	$ 688